SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 20.1%

Federal Home Loan Mortgage Corporation - 7.2%
205,868	2.00	8/1/41	179,289
923,411	4.50	7/1/52	908,843
2,152,175	4.50	2/1/55	2,104,157
286,603	5.00	5/1/42	292,225
410,975	5.50	9/1/52	421,293
39,687	5.82	10/1/37	41,581
2,669,151	6.00	11/1/38	2,772,513
303,694	6.00	6/1/52	316,064
763,556	6.00	2/1/54	774,764
1,285,823	6.50	11/1/53	1,337,255
53,346	6.88	2/17/31	54,665
1,843,825	7.00	10/1/37	1,957,953
1,053,909	7.00	10/1/38	1,124,546
885,059	7.00	3/1/39	942,422
1,231,495	7.00	11/1/53	1,296,710
33,550	8.50	3/1/31	35,092
951	9.00	5/1/31	979

			14,560,351

Federal National Mortgage Association - 9.4%
138,223	3.50	10/1/34	135,120
2,217,162	4.00	4/1/54	2,106,609
4,156,842	4.50	7/1/52	4,074,643
5,033,646	4.50	9/1/52	4,940,091
4,104,721	4.50	3/1/55	4,013,138
1,432,823	5.00	7/1/52	1,422,456
654,066	5.93	5/1/35	652,291
46,688	6.00	5/1/37	47,875
34,130	6.00	9/1/37	34,485
951,462	6.00	2/1/54	964,264
11,223	6.50	8/1/34	11,409
50,720	7.00	7/1/33	51,681
406,151	7.00	9/1/47	428,131
32,183	8.00	11/1/37	32,565
13,534	8.20	11/15/31	13,711
219	8.46	7/20/30	221
3,789	9.00	5/15/28	3,789
12,162	9.00	7/1/31	12,368

			18,944,847

Government National Mortgage Association - 3.5%
386,191	5.00	7/20/49	388,060
230,512	5.50	5/20/40	238,133
561,260	5.50	8/20/62	566,262
1,898,005	6.00	12/20/52	1,959,445
1,763,912	6.00	8/20/62	1,793,634
6,925	6.50	12/20/38	6,913
1,960,942	7.00	12/20/52	2,030,579

			6,983,026

Total Mortgage Pass-Through Securities			40,488,224

(cost: $40,112,946)

U.S. Treasury / Federal Agency Securities - 3.5%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53	2,317,740
U.S. Treasury Notes:

2,300,000	4.25	1/31/30	2,352,738
1,800,000	4.25	11/15/34	1,822,571

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

600,000	4.38	5/15/34		614,297

Total U.S. Treasury / Federal Agency Securities				7,107,346

(cost: $7,354,355)

Collateralized Mortgage Obligations - 74.0%

Federal Home Loan Mortgage Corporation - 18.0%
895,972	4.60	7/25/32	[1]	846,901
822,065	5.00	10/25/48		823,735
1,456,902	5.00	2/25/51		1,444,765
3,049,248	5.00	8/25/51		3,053,359
1,594,550	5.00	4/25/52		1,595,276
2,255,111	5.00	5/25/53		2,264,918
4,702,475	5.00	11/25/50	[1]	4,590,819
2,071,576	5.23	5/25/43		1,977,518
1,566,509	5.50	6/25/48		1,585,265
1,285,220	5.50	11/25/50		1,295,989
3,897,890	5.50	6/25/51		3,989,058
304,410	6.00	4/15/30		313,516
782,567	6.00	6/15/37		834,992
776,520	6.00	9/15/42		795,223
2,248,681	6.00	9/25/52		2,349,374
228,510	6.50	6/25/32		231,096
258,357	6.50	8/15/39		277,326
739,824	6.50	2/25/43		743,946
675,067	6.50	10/25/43		696,925
1,291,373	6.50	8/15/45		1,426,867
600,000	7.00	12/15/40		666,803
1,168,651	7.00	3/25/43		1,247,437
1,775,392	7.00	7/25/43		1,887,388
820,703	7.00	3/15/49		885,467
445,593	7.50	9/25/43		465,503

				36,289,466

Federal National Mortgage Association - 16.9%
47,230	4.00	7/25/40		47,158
1,474,097	5.00	7/25/33		1,479,863
2,852,392	5.00	11/25/50		2,811,457
3,014,589	5.00	12/25/50		3,051,047
340,925	5.00	1/25/51		343,835
1,719,486	5.00	3/25/55		1,718,382
1,145,245	5.25	8/25/49		1,152,292
333,649	5.36	6/25/42		343,403
460,702	5.50	6/25/40		477,118
554,255	5.50	1/25/49		557,669
1,060,018	5.62	11/25/33		1,067,884
277,329	5.75	8/25/33		282,381
68,415	6.00	11/25/32		71,433
408,373	6.00	9/25/35		429,791
381,353	6.00	10/25/36		397,594
941,816	6.00	11/25/43		968,283
1,508,780	6.00	6/25/44		1,556,282
332,627	6.00	8/25/44		342,784
1,450,000	6.00	10/25/53		1,503,316
1,666,156	6.50	11/25/41		1,703,010
885,400	6.50	7/25/42		928,903
1,560,159	6.50	12/25/43		1,614,556
703,759	6.57	9/25/37	[1]	704,542
326,232	6.65	8/25/37	[1]	330,911
243,404	6.75	4/25/37		247,837
739,710	7.00	12/25/33		779,044
565,798	7.00	6/19/41	[1]	575,256

DECEMBER 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
799,917	7.00	12/25/41		838,313
564,498	7.00	7/25/42		593,579
449,902	7.00	2/25/44		464,372
534,830	7.00	4/25/49		577,022
205,658	7.50	10/25/40		207,227
730,854	7.50	11/25/40		736,690
993,217	7.50	7/25/41		1,042,599
254,123	7.50	1/25/42		271,083
423,707	7.50	5/25/42		454,053
505,584	7.50	2/25/44		515,533
314,066	7.50	5/25/44		341,132
2,149,995	7.50	1/25/48		2,303,136
20,678	8.09	10/25/42	[1]	22,530
104,014	8.50	6/25/30		111,164
6,712	19.03	3/25/39	[1]	8,285

				33,972,749

Government National Mortgage Association - 39.0%
1,888,165	4.73	5/20/51	[1]	1,834,903
1,931,428	4.75	5/20/51	[1]	1,871,528
4,199,047	4.78	8/20/51	[1]	4,100,595
720,178	5.00	8/20/48		719,808
3,380,128	5.00	1/20/51		3,374,156
6,016,398	5.00	2/20/51		5,990,110
410,060	5.00	6/20/52		410,504
825,744	5.50	12/20/49		829,771
3,137,422	5.50	12/20/50		3,230,703
2,621,220	5.50	1/20/51		2,694,303
1,427,931	5.50	4/20/51		1,482,412
10,724,777	5.50	5/20/51		11,063,069
11,115,695	5.50	6/20/51		11,432,364
13,648,318	5.50	7/20/51		14,011,576
1,164,304	5.50	10/20/51		1,196,804
993,446	5.50	12/20/51		1,008,096
6,313,204	5.91	2/20/51	[1]	6,545,326
216,346	6.00	12/20/35		222,605
209,039	6.00	3/20/48		218,008
1,165,688	6.00	3/20/49		1,198,991
337,980	6.00	5/20/49		351,991
1,692,993	6.50	8/20/48		1,754,442
744,087	6.50	10/20/48		799,624
682,924	6.50	1/20/49		733,151
313,188	6.50	3/20/54		321,663
793,123	7.00	11/20/48		839,354
231,220	7.06	2/20/45	[1]	248,665

				78,484,522

Vendee Mortgage Trust - 0.1%
280,197	6.37	7/15/30	[1]	287,003

				287,003

Total Collateralized Mortgage Obligations				149,033,740

(cost: $156,905,850)

Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.1%
166,210	7.16	7/25/29		169,118

				169,118

Federal National Mortgage Association - 0.5%
	SOFRRATE 30 Day
2,678	Average + 0.45%, 4.16	11/25/32	[1]	2,626
198,943	4.54	9/26/33	[14]	196,192

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
55,748	4.91	10/25/33	[14]	57,033
706,993	5.31	2/25/33	[14]	720,388
200	6.00	5/25/32	[14]	202

				976,441

Total Asset-Backed Securities				1,145,559

(cost: $1,146,197)

Put Options Purchased 19 - 0.0%				61,172

(cost: $66,833)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.5%
2,961,221	Fidelity Inv. Money Mkt. Gvt. Fund, 3.67%			2,961,221

(cost: $2,961,221)

Total Investments in Securities - 99.7%
(cost: $208,547,402)				200,797,262

Other Assets and Liabilities -0.3%				637,323

Net Assets - 100.0%				$201,434,585

1

Variable rate security. Rate disclosed is as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit U.S. Government Securities Fund (Continued)

19	Options outstanding as of December 31, 2025 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	135	109.25	February 2026	StoneX Financial, Inc.	14,748,750	66,833	61,172

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows:

		Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Mortgage Pass-Through Securities	—	40,488,224	—	40,488,224
U.S. Treasury / Federal Agency Securities	—	7,107,346	—	7,107,346
Collateralized Mortgage Obligations	—	149,033,740	—	149,033,740
Asset-Backed Securities	—	1,145,559	—	1,145,559
Put Options Purchased	61,172	—	—	61,172
Short-Term Securities	2,961,221	—	—	2,961,221

Total:	3,022,393	197,774,869	—	200,797,262

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2025	3